UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2011 Check here is Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Salient Capital Advisors, LLC
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-14184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul A. Bachtold
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Paul Bachtold,  Houston, TX    February 27, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total: 169345


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                                                                       Voting Authority
                                                                                                       ----------------------------
                                                CUSIP    Value    Shares/  Sh/Put/  Invstmt   Other
Name of Issuer                 Title of Class   ---------(x$1,000)Prn Amt  PutCall  Dscretn   Managers Sole      Shared   None
------------------------       ---------------           -------- ----------------- --------  -------- --------  -------- --------
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861g100    3046    69240 SH       SOLE                   69240         0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    3224   185280 SH       SOLE                  185280         0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    5513    88190 SH       SOLE                   88190         0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103     847    50000 SH       SOLE                   50000         0        0
CENTERPOINT ENERGY INC         COM              15189t107    4122   210100 SH       SOLE                  210100         0        0
CROSSTEX ENERGY INC            COM              22765y104    5442   403724 SH       SOLE                  403724         0        0
CROSSTEX ENERGY LP             COM              22765u102    3340   205920 SH       SOLE                  205920         0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104    5600   576773 SH       SOLE                  576773         0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    8605   242600 SH       SOLE                  242600         0        0
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250x103   13256   482216 SH       SOLE                  482216         0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273v100    8395   241360 SH       SOLE                  241360         0        0
ENTERPRISE PRODUCTS PARTNERS L COM              293792107    9770   243330 SH       SOLE                  243330         0        0
KINDER MORGAN INC DEL          COM              49456b101    6828   263750 SH       SOLE                  263750         0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455u100   16680   284206 SH       SOLE                  284206         0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    4935    81700 SH       SOLE                   81700         0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100    3761    81860 SH       SOLE                   81860         0        0
MV OIL TR                      TR UNITS         553859109    6788   182860 SH       SOLE                  182860         0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102    6979   524740 SH       SOLE                  524740         0        0
NUSTAR ENERGY LP               UNIT COM         67058h102    3037    58100 SH       SOLE                   58100         0        0
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC   67059l102    1600    52180 SH       SOLE                   52180         0        0
PENN VA RESOURCES PARTNERS L   COM              707884102    3365   143850 SH       SOLE                  143850         0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105    4890    82990 SH       SOLE                   82990         0        0
SPECTRA ENERGY PARTNERS LP     COM              84756n109    4796   170000 SH       SOLE                  170000         0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764l108    3863    43650 SH       SOLE                   43650         0        0
TARGA RES CORP                 COM              87612g101    4140   139160 SH       SOLE                  139160         0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611x105    5304   161300 SH       SOLE                  161300         0        0
TEEKAY LNG PARTNERS L P        PRTNSP UNITS     y8564m105    3193   102610 SH       SOLE                  102610         0        0
TEEKAY OFFSHORE PARTNERS L P   PARTNERSHIP UN   y8565j101    7696   313110 SH       SOLE                  313110         0        0
VOC ENERGY TR                  TR UNIT          91829B103    7532   361602 SH       SOLE                  361602         0        0
WILLIAMS COS INC DEL           COM              969457100    2799   115000 SH       SOLE                  115000         0        0